S000061314 [Member] Investment Strategy - iShares U.S. Infrastructure ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the NYSE® FactSet U.S. Infrastructure Index (the “Underlying Index”), which is  designed to measure the performance of equity securities of U.S. companies involved in U.S.-focused infrastructure activities (as determined by ICE Data Indices, LLC or its affiliates (the “Index Provider” or “IDI”)).
The Underlying Index is composed of equity securities primarily listed on the New York Stock Exchange (“NYSE”), NYSE American or Nasdaq (excluding master limited partnerships, royalty trusts, business development companies, and American depositary receipts) that are classified to be under one of the 95 infrastructure-related industries as defined by FactSet Revere Business Industry Classification System (“RBICS”). Each company in the Underlying Index is classified as either Category 1 or Category 2, where Category 1 companies are infrastructure enablers and Category 2 are infrastructure asset owners and operators.
Infrastructure enablers are potential beneficiaries of infrastructure investment in the U.S. Category 1 companies in the Underlying Index include companies in construction and engineering services, machineries, materials, and certain railroad transportation industries. Infrastructure asset owners and operators are companies associated with traditional equity infrastructure investing. Category 2 companies in the Underlying Index include companies in energy transportation and storage, and utilities.
At the time of inclusion, eligible companies must derive 50% or more of their annual revenues from the U.S. The Underlying Index applies a 50% weighting to Category 1 and Category 2. Within each category, constituent weights are determined based on security-level float-adjusted market capitalization, subject to an individual constituent cap of 4%, with any excess weight redistributed among the remaining constituents in their respective category on a pro rata basis.
The Underlying Index is reviewed and reconstituted annually in March. Constituent weights of the Underlying Index are rebalanced quarterly. The Underlying Index may include large-, mid-, and small-capitalization companies. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the industrials, materials and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index. The Underlying Index is compiled utilizing RBICS classifications licensed from FactSet Research Systems, Inc. (“FactSet”). RBICS is an industry classification system defined by FactSet, which has full discretion over the classification system and is not affiliated with the Index Provider, the Fund or BFA. The classification methodology utilized for RBICS combines both market-defined information and a bottom-up approach to classify companies from all economic sectors and industries, including those in the infrastructure industry. RBICS's assignment for companies is reviewed at least once a year, with corporate actions being monitored on an ongoing basis.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.